Revenue information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 5,561,266	$ 761,891	¥ 4,699,673	¥ 3,561,994
Revenue Benchmark | Geographic Concentration Risk | The PRC, excluding Hong Kong S.A.R.
Disaggregation of Revenue [Line Items]
Concentration risk percentage	97.60%	97.60%	98.20%	98.10%
Point in time
Disaggregation of Revenue [Line Items]
Total revenues	¥ 5,315,127		¥ 4,478,042	¥ 3,349,256
Over time
Disaggregation of Revenue [Line Items]
Total revenues	246,139		221,631	212,738
Sales of goods revenues
Disaggregation of Revenue [Line Items]
Total revenues	4,405,485	$ 603,549	3,311,507	2,433,964
Automotive computing platform
Disaggregation of Revenue [Line Items]
Total revenues	3,867,356		2,733,964	1,690,569
SoC Core Modules
Disaggregation of Revenue [Line Items]
Total revenues	532,946		496,939	660,554
Automotive merchandise and other products
Disaggregation of Revenue [Line Items]
Total revenues	5,183		80,604	82,841
Software license revenues
Disaggregation of Revenue [Line Items]
Total revenues	305,985	41,920	444,830	404,469
Service revenues
Disaggregation of Revenue [Line Items]
Total revenues	849,796	$ 116,422	943,336	723,561
Automotive computing Platform – Design and development service
Disaggregation of Revenue [Line Items]
Total revenues	565,855		677,651	468,770
Connectivity service
Disaggregation of Revenue [Line Items]
Total revenues	246,139		221,631	212,738
Other services
Disaggregation of Revenue [Line Items]
Total revenues	¥ 37,802		¥ 44,054	¥ 42,053